ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 531,522	$ 699,555
Less: Allowance for doubtful accounts	0	0
Total	$ 531,522	$ 699,555